Summary of Significant Accounting Policies (Details)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2026 $ / shares shares	Apr. 09, 2025 USD ($) shares	Mar. 28, 2025 USD ($) $ / shares shares	Oct. 19, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Apr. 04, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 25, 2025 USD ($)	Apr. 05, 2024 $ / shares	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Adjustment to athlete expense										$ 3,743,219	$ 204,071
Deferred offering costs					$ 7,100,000	$ 7,100,000		$ 0		3,987,901	0
Advertising expense										174,629	0
Simple agreements for future equity, aggregate amount										40,000,000		$ 40,000,000
Proceeds from issuance of Simple Agreements for Future Equity					$ 10,300,000			10,341,342	$ 0	29,660,667	899,999
Simple agreements for future equity, receivable										10,300,000
Simple agreements for future equity, current								$ 0		29,660,667	0			$ 341,999
Simple agreements for future equity, issued during period							$ 899,999
Simple agreements for future equity, conversion price (in dollars per share) | $ / shares													$ 1.65
Cash and cash equivalents, fair value disclosure										25.3	4
Exercise price of warrants (in dollars per share) | $ / shares	$ 10							$ 3.89
Proceeds from exercise of warrants								$ 0	$ 2,333	$ 2,332	0
Internet Domain Names [Member]
Significant Accounting Policies [Line Items]
Payments to acquire intangible assets				$ 30,000
Stock options
Significant Accounting Policies [Line Items]
Expected dividend yield						0.00%				0.00%
Series B Preferred Stock
Significant Accounting Policies [Line Items]
Issuance of preferred stock (in shares) | shares			69,710
Proceeds from issuance of preferred stock			$ 1,000,000
Common Class A [Member]
Significant Accounting Policies [Line Items]
Exercise of warrants (in shares) | shares	30,206,050
Common Stock [Member] | Restatement Adjustment [Member]
Significant Accounting Policies [Line Items]
Issuance of preferred stock (in shares) | shares			529,944
Business Combination Agreement with A Paradise Acquisition Corp. [Member]
Significant Accounting Policies [Line Items]
Estimated valuation cap										$ 1,200,000,000
SAFE Investor Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants, term										2 years
Equity Classified Warrants
Significant Accounting Policies [Line Items]
Warrants, term			90 days
Common shares for warrants to purchase (in shares) | shares			1,772,686
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.01
Proceeds from exercise of warrants		$ 2,332
Equity Classified Warrants | Measurement Input, Price Volatility
Significant Accounting Policies [Line Items]
Warrants measurement input			85
Equity Classified Warrants | Measurement Input, Risk Free Interest Rate
Significant Accounting Policies [Line Items]
Warrants measurement input			4.3
Equity Classified Warrants | Measurement Input, Expected Dividend Rate
Significant Accounting Policies [Line Items]
Warrants measurement input			0
Equity Classified Warrants | Common Class A [Member]
Significant Accounting Policies [Line Items]
Exercise of warrants (in shares) | shares		1,772,686
Equity Classified Warrants | Common Stock [Member]
Significant Accounting Policies [Line Items]
Common shares for warrants to purchase (in shares) | shares			1,772,686
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.01
Proceeds from exercise of warrants		$ 2,332
Exercise of warrants (in shares) | shares		1,772,686
Computer equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								3 years		3 years
Fitness equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								5 years		5 years
Reclassification, Other [Member]
Significant Accounting Policies [Line Items]
Adjustment to athlete expense											$ 204,071